Long-Term Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Apr. 18, 2024	Apr. 09, 2024	Mar. 28, 2024	Mar. 22, 2024
Long-Term Borrowings [Abstract]
Notes and loans payable			$ 909,978	$ 681,828	$ 588,888
Maturity loan term						5 years
Interest rate						5.05%
Long-term borrowings	$ 2,180,694	$ 2,180,694